Cover	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	ATI Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12001
Entity Tax Identification Number	25-1792394
Entity Address, Address Line One	2021 McKinney Avenue,
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	800
Local Phone Number	289-7454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	ATI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001018963
Amendment Flag	false